Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Basic earnings per share		€ 0.48
Diluted earnings per share		€ 0.48
Calculation of average number of share units
Average number of shares		612.3
Average number of shares - used for basic earnings per share		612.3
Add: dilutive effect of share-based compensation plans		3.3
Diluted average number of shares - used for diluted earnings per share		615.6
Calculation of earnings
Net profit	[1]	€ 307	€ 595	€ 509
Non-controlling interests		14	€ 16	€ 17
Net profit attributable to shareholders' equity - used for basic earnings per share		€ 293

[1]	Profit for the period prior to the Demerger is presented within Invested Capital.